Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost related to nonvested awards, unrecognized	$ 38,000
Weighted-average period to recognize compensation cost	2 years
Aggregate intrinsic value, outstanding	$ 132,700	$ 97,800
Aggregate intrinsic value, vested	$ 58,200	41,300
Weighted-average remaining contractual life for exercisable options and RSUs (in years)	4 years
Share-based compensation	$ 28,703	17,737	$ 14,031
Income tax benefit	8,700	5,600	4,600
Fair value of shares vested	26,200	20,800	$ 15,500
Weighted-average, risk-free interest			2.30%
Weighted-average, dividend yield			2.80%
Weighted-average, annual historical volatility factor			19.00%
Weighted-average, expected life			6 years
Weighted-average grant date fair value of options and SARs granted (in dollars per share)			$ 13.89
Aggregate intrinsic value of options exercised	$ 36,200	$ 32,600	$ 16,800
Granted (in shares)	395
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)			746
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	395	360	171